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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530


                      Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                        Pioneer Select Value Fund
              SCHEDULE OF INVESTMENTS  11/30/06 (unaudited)

Shares                                                            Value
           COMMON STOCKS - 103.2 %
           Energy - 16.1 %
           Coal & Consumable Fuels - 5.0 %
2,050      Massey Energy Co.                                   $  56,416
           Integrated Oil & Gas - 2.8 %
  400      Suncor Energy, Inc. (A.D.R.)                        $  31,608
           Oil & Gas Exploration & Production - 8.3 %
  825      Plains Exploration and Product *                    $  38,841
1,300      Southwestern Energy Co. *                              54,769
                                                               $  93,610
           Total Energy                                        $ 181,634
           Materials - 7.7 %
           Diversified Chemical - 4.0 %
1,120      Dow Chemical Co.                                    $  44,811
           Metal & Glass Containers - 3.7 %
  970      Ball Corp.                                          $  41,477
           Total Materials                                     $  86,288
           Commercial Services & Supplies - 2.7 %
           Diversified Commercial Services - 2.7 %
  800      Equifax, Inc.                                       $  30,392
           Total Commercial Services & Supplies                $  30,392
           Consumer Durables & Apparel - 2.2 %
           Housewares & Specialties - 2.2 %
  300      Fortune Brands, Inc.                                $  24,270
           Total Consumer Durables & Apparel                   $  24,270
           Consumer Services - 4.2 %
           Casinos & Gaming - 4.2 %
  600      Harrah's Entertainment, Inc. *                      $  47,220
           Total Consumer Services                             $  47,220
           Media - 9.4 %
           Advertising - 4.6 %
4,327      The Interpublic Group of Companies, Inc. * (b)      $  51,794
           Broadcasting & Cable Television - 2.7 %
  840      Clear Channel Communications, Inc.                  $  29,530
           Publishing - 2.1 %
  400      Gannett Co.                                         $  23,808
           Total Media                                         $ 105,132
           Food & Drug Retailing - 4.0 %
           Food Retail - 4.0 %
2,100      Kroger Co.                                          $  45,066
           Total Food & Drug Retailing                         $  45,066
           Food Beverage & Tobacco - 3.8 %
           Tobacco - 3.8 %
  770      UST, Inc. * (b)                                     $  43,105
           Total Food Beverage & Tobacco                       $  43,105
           Household & Personal Products - 2.0 %
           Personal Products - 2.0 %
  700      Avon Products, Inc.                                 $  22,848
           Total Household & Personal Products                 $  22,848
           Health Care Equipment & Services - 7.6 %
           Health Care Equipment - 3.9 %
2,800      Boston Scientific Corp.                             $  44,296
           Managed Health Care - 3.7 %
  330      CIGNA Corp.                                         $  41,597
           Total Health Care Equipment & Services              $  85,893
           Pharmaceuticals & Biotechnology - 8.2 %
           Pharmaceuticals - 8.2 %
1,850      Bristol-Myers Squibb Co. *                          $  45,936
2,100      Schering-Plough Corp. *                                46,221
                                                               $  92,157
           Total Pharmaceuticals & Biotechnology               $  92,157
           Diversified Financials - 4.8 %
           Investment Banking & Brokerage - 2.2 %
  280      Merrill Lynch & Co., Inc. *                         $  24,480
           Diversified Financial Services - 2.6 %
  580      Citigroup, Inc. *                                   $  28,762
                                                               $  28,762
           Total Diversified Financials                        $  53,242
           Insurance - 7.3 %
           Life & Health Insurance - 5.0 %
2,769      UNUM Corp. *                                        $  56,709
           Property & Casualty Insurance - 2.3 %
  300      Ambac Financial Group, Inc.                         $  25,692
           Total Insurance                                     $  82,401
           Technology Hardware & Equipment - 8.9 %
           Communications Equipment - 4.7 %
  225      KBR, Inc. * (b)                                     $   4,982
2,383      Nokia Corp.  (A.D.R.)                                  48,184
                                                               $  53,166
           Computer Hardware - 4.2 %
3,300      Palm, Inc. * (b)                                    $  46,233
           Total Technology Hardware & Equipment               $  99,399
           Semiconductors - 4.1 %
1,900      National Semiconductor Corp.                        $  45,961
           Total Semiconductors                                $  45,961
           Telecommunication Services - 4.2 %
           Wireless Telecommunication Services - 4.2 %
2,400      Sprint Nextel Corp.                                 $  46,824
           Total Telecommunication Services                    $  46,824
           Utilities - 1.8 %
           Independent Power Producer & Energy Traders - 1.8 %
  350      TXU Corp.                                           $  20,087
           Total Utilities                                     $  20,087
           TOTAL COMMON STOCKS
           (Cost  $1,081,384)                                  $ 1,111,919
           TEMPORARY CASH INVESTMENT -12.9%
           Security Lending Collateral -12.9%
145,839    Security Lending Investment Fund, 5.24%             $ 145,839
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $145,839)                                    $ 145,839
           TOTAL INVESTMENT IN SECURITIES -116.1%
           (Cost  $1,227,223) (a)                              $ 1,257,758
           OTHER ASSETS AND LIABILITIES -(16.1)%               $ (130,925)
           TOTAL NET ASSETS -100.0%                            $ 1,126,833


     (A.D.RAmerican Depositary Receipt
         * Non-income producing security.

       (a) At November 30, 2006, the net unrealized gain on investments based o

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost     $   134,578
           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value          (53,791)
           Net unrealized gain                                 $ 80,787

       (b) At November 30, 2006, the following securities were out on loan:
Shares                           Security                         Value
   4,284   The Interpublic Group of Companies, Inc. *          $     51,280
        99 KBR, Inc. *                                                 2,192
   3,267   Palm, Inc. *                                              45,836
      762  UST, Inc.                                                 42,657
           Total                                               $   141,965


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 30, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 30, 2007

* Print the name and title of each signing officer under his or her signature.